Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2014
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q14 (CHF million)
Credit guarantees and similar instruments	2,692	1,469	4,161	3,969		11	2,214
Performance guarantees and similar instruments	5,026	2,429	7,455	6,603		63	3,073
Securities lending indemnifications	11,968	0	11,968	11,968		0	11,968
Derivatives [2]	21,973	9,010	30,983	30,983		664	–	[3]
Other guarantees	3,303	1,241	4,544	4,533		39	2,460
Total guarantees	44,962	14,149	59,111	58,056		777	19,715
4Q13 (CHF million)
Credit guarantees and similar instruments	2,688	1,526	4,214	4,066		14	2,333
Performance guarantees and similar instruments	4,910	3,136	8,046	7,125		107	3,312
Securities lending indemnifications	11,479	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	13,403	31,650	31,650		715	–	[3]
Other guarantees	4,003	1,212	5,215	5,191		3	2,631
Total guarantees	41,327	19,277	60,604	59,511		839	19,755
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Residential mortgage loans sold
Residential mortgage loans sold

January 1, 2004 to June 30, 2014 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	24.0
Non-agency securitizations	134.5	[2]
Total residential mortgage loans sold	166.7
1 Primarily banks.
2
Of the total residential mortgage loans sold to non-agency securitizations USD 25.3 billion were outstanding as of the end of 2Q14. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q14 is attributable to borrower payments of USD 90.1 billion and losses of USD 19.1 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	2Q14					1Q14
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	69	418	83	570		77	420	83	580
New claims	3	0	314	317		6	1	6	13
Claims settled through repurchases	0	0	0	0		0	0	0	0
Other settlements	(1)	(415)	0	(416)	[2]	(3)	(1)	(5)	(9)	[2]
Total claims settled	(1)	(415)	0	(416)		(3)	(1)	(5)	(9)
Claims rescinded	(4)	0	0	(4)		(11)	0	0	(11)
Transfers to/from arbitration and litigation, net [3]	0	0	(314)	(314)		0	(2)	(1)	(3)
Balance at end of period	67	3	83	153		69	418	83	570

	2Q13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	482	1,398	1,947
New claims	24	93	149	266
Claims settled through repurchases	(1)	0	(2)	(3)	[1]
Other settlements	(5)	(155)	(4)	(164)	[2]
Total claims settled	(6)	(155)	(6)	(167)
Claims rescinded	(4)	0	0	(4)
Transfers to/from arbitration and litigation, net [3]	0	0	(347)	(347)
Balance at end of period	81	420	1,194	1,695
1 Settled at a repurchase price of USD 3 million.
2 Settled at USD 59 million, USD 7 million and USD 20 million in 2Q14, 1Q14 and 2Q13, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)

	6M14					6M13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	77	420	83	580		67	464	1,395	1,926
New claims	9	1	320	330		36	115	489	640
Claims settled through repurchases	0	0	0	0		(4)	0	(2)	(6)	[1]
Other settlements	(4)	(416)	(5)	(425)	[2]	(8)	(155)	(7)	(170)	[2]
Total claims settled	(4)	(416)	(5)	(425)		(12)	(155)	(9)	(176)
Claims rescinded	(15)	0	0	(15)		(10)	(4)	0	(14)
Transfers to/from arbitration and litigation, net [3]	0	(2)	(315)	(317)		0	0	(681)	(681)
Balance at end of period	67	3	83	153		81	420	1,194	1,695
1 Settled at a repurchase price of USD 6 million.
2 Settled at USD 66 million and USD 25 million in 6M14 and 6M13, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	2Q14		1Q14		2Q13		6M14		6M13
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	136		146		59		146		55
Increase/(decrease) in provisions, net	(17)		(3)		62		(20)		74
Realized losses [2]	(59)	[3]	(7)	[4]	(23)		(66)	[3]	(31)
Balance at end of period	60	[5]	136	[6]	98	[5]	60	[5]	98	[5]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to non-agency securitizations.
5 Primarily related to government-sponsored enterprises.
6 Primarily related to government-sponsored enterprises and private investors.

Other commitments
Other commitments

	2Q14						4Q13
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,616	28	4,644	4,487		2,725	5,484	28	5,512	5,452		3,381
Irrevocable loan commitments [2]	38,081	70,604	108,685	104,802		52,452	27,250	69,740	96,990	92,732		47,996
Forward reverse repurchase agreements	28,969	0	28,969	28,969		28,969	26,893	0	26,893	26,893		26,893
Other commitments	3,971	1,305	5,276	5,276		2,679	2,481	1,410	3,891	3,891		350
Total other commitments	75,637	71,937	147,574	143,534		86,825	62,108	71,178	133,286	128,968		78,620
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 95,482 million and CHF 90,254 million of unused credit limits as of the end of 2Q14 and 4Q13, respectively, which were revocable at the Group's sole discretion upon notice to the client.